Goodwill (Tables)	18 Months Ended
Oct. 31, 2018
Goodwill [Abstract]
Goodwill Acquisition
		October 31, 2018		April 30, 2017
	Note	$	’000	$	’000
Cost and net book amount
At 1 May			2,828,604		2,436,168
Acquisitions	39		4,863,962		392,436
Reclassification to assets held for sale	19		(887,523)		-
			6,805,043		2,828,604
A segment-level summary of the goodwill allocation is presented below:
Micro Focus			6,805,043		1,969,038
SUSE			-		859,566
			6,805,043		2,828,604

Key Assumption of Goodwill
The long-term growth rate and discount rate used in the VIU calculation are:

	2018	2017
Long-term growth rate	1.0%	1.0%
Pre-tax discount rate (based upon the Groups weighted average cost of capital “WACC”)	9.7%	11.4%